Capital and financial risk management - Trade and other payables, other provisions and other non-current liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	£ (13,634)	£ (12,633)
Total liabilities	(18,091)	(17,326)
Trade and other payables, loans from related parties, provisions and other non-current liabilities
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(3,470)	(3,123)
Non-financial liabilities	(615)	(625)
Total liabilities	(4,085)	(3,748)
Trade and other payables
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(3,268)	(3,064)
Non-financial liabilities	(437)	(462)
Total liabilities	(3,705)	(3,526)
Other financial liability
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(177)
Total liabilities	(177)
Provisions
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(5)	(11)
Non-financial liabilities	(170)	(158)
Total liabilities	(175)	(169)
Other non-current liabilities
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(20)	(48)
Non-financial liabilities	(8)	(5)
Total liabilities	£ (28)	£ (53)